Payroll, staff and employee benefits obligations	12 Months Ended
Dec. 31, 2025
Payroll, staff and employee benefits obligations
Payroll, staff and employee benefits obligations

Note 10 Payroll, staff and employee benefits obligations

10.1 EMPLOYEE BENEFITS OBLIGATIONS

Accounting principles

In accordance with the laws and practices of each country, TotalEnergies participates in employee benefit plans offering retirement, death and disability, healthcare and special termination benefits. These plans provide benefits based on various factors such as length of service, salaries, and contributions made to the governmental bodies responsible for the payment of benefits.

These plans can be either defined contribution or defined benefit pension plans and may be entirely or partially funded with investments made in various non-consolidated instruments such as mutual funds, insurance contracts, and other instruments.

For defined contribution plans, expenses correspond to the contributions paid.

Defined benefit obligations are determined according to the Projected Unit Method. Actuarial gains and losses may arise from differences between actuarial valuation and projected commitments (depending on new calculations or assumptions) and between projected and actual return of plan assets. Such gains and losses are recognized in the statement of comprehensive income, with no possibility to subsequently recycle them to the income statement.

The past service cost is recorded immediately in the statement of income, whether vested or unvested.

The net periodic pension cost is recognized under “Other operating expenses”.

Liabilities for employee benefits obligations consist of the following:

As of December 31,
(M$)	2025	2024	2023
Pension benefits liabilities	1,529	1,290	1,453
Other benefits liabilities	423	411	468
Restructuring reserves (early retirement plans)	66	52	72
TOTAL	2,018	1,753	1,993
Net liabilities relating to assets held for sale	–	–	–

Description of plans and risk management

TotalEnergies operates, for the benefit of its current and former employees, both defined benefit plans and defined contribution plans.

TotalEnergies recognized a charge of $217 million for defined contribution plans in 2025 ($175 million in 2024 and $167 million in 2023).

TotalEnergies’ main defined benefit pension plans are located in France, the United Kingdom, the United States, Belgium and Germany. Their main characteristics, depending on the country-specific regulatory environment, are the following:

-	the benefits are usually based on the final salary and seniority;
-	they are usually funded (pension fund or insurer);
-	they are usually closed to new employees who benefit from defined contribution pension plans;
-	they are paid in annuity or in lump sum.

The pension benefits include also termination indemnities and early retirement benefits. The other benefits are employer contributions to post-employment medical care.

In order to manage the inherent risks, TotalEnergies has implemented a dedicated governance framework to ensure the supervision of the different plans. These governance rules provide for:

-	TotalEnergies’ representation in key governance bodies or monitoring committees;
-	the principles of the funding policy;
-	the general investment policy, including for most plans:
-	the establishment of a monitoring committee to define and follow the investment strategy and performance,
-	the principles to be respected in term of investment allocation.
-	a procedure to approve the establishment of new plans or the amendment of existing plans;
-	the principles of administration, communication and reporting.

Change in benefit obligations and plan assets

The fair value of the defined benefit obligation and plan assets in the Consolidated Financial Statements is detailed as follows:

As of December 31,	Pension benefits			Other benefits
(M$)	2025	2024	2023	2025	2024	2023
Change in benefit obligation
Benefit obligation at beginning of year	8,176	8,847	8,267	411	468	467
Current service cost	212	191	178	10	8	12
Interest cost	369	328	355	16	19	20
Past service cost	(32)	60	47	–	(0)	–
Settlements	2	(55)	2	–	–	–
Plan participants’ contributions	28	26	23	–	–	–
Benefits paid	(635)	(538)	(563)	(22)	(26)	(24)
Actuarial losses / (gains)	12	(277)	393	(35)	(30)	(6)
Foreign currency translation and other	799	(406)	146	43	(28)	(1)
Benefit obligation at year-end	8,931	8,176	8,847	423	411	468
Of which plans entirely or partially funded	8,268	7,689	8,392	–	–	–
Of which plans not funded	663	487	455	423	411	468
Change in fair value of plan assets
Fair value of plan assets at beginning of year	(7,073)	(7,768)	(7,306)	–	–	–
Interest income	(332)	(313)	(332)	–	–	–
Actuarial losses / (gains)(a)	(19)	288	(272)	–	–	–
Settlements	–	57	–	–	–	–
Plan participants’ contributions	(28)	(26)	(23)	–	–	–
Employer contributions	(181)	(163)	(254)	–	–	–
Benefits paid	578	497	523	–	–	–
Foreign currency translation and other	(692)	355	(104)	–	–	–
Fair value of plan assets at year-end	(7,747)	(7,073)	(7,768)	–	–	–
(FUNDED) UNFUNDED STATUS	1,184	1,103	1,079	423	411	468
Asset ceiling	57	33	44	–	–	–
(ASSETS) LIABILITIES NET RECOGNIZED AMOUNT	1,241	1,136	1,123	423	411	468
Pension benefits and other benefits liabilities	1,529	1,290	1,453	423	411	468
Other non-current assets	(288)	(154)	(330)	–	–	–
Net benefit liabilities relating to assets held for sale	–	–	–	–	–	–

(a)The amount for 2025 includes an adjustment of $(14) million related to asset ceiling, which impacts the net position (liabilities – assets).

As of December 31, 2025, the contribution from the main geographical areas for the net pension liability in the balance sheet is: 79% for the Euro area, 8% for the United States and 2% for the United Kingdom.

In 2024, a buy-in transaction was carried out in the United Kingdom to cover the benefit obligations of beneficiaries not included in the buy-in concluded in 2014. This investment resulted in an actuarial loss of $147 million recognized in other comprehensive income.

The amounts recognized in the consolidated income statement and the consolidated statement of comprehensive income for defined benefit plans are detailed as follows:

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2025	2024	2023	2025	2024	2023
Current service cost	212	191	178	10	8	12
Past service cost	(32)	60	47	–	(0)	–
Settlements	2	2	2	–	–	–
Net interest cost	41	21	28	16	19	20
Benefit amounts recognized on profit and loss	223	274	255	26	27	32
- Actuarial (gains) / losses
- Effect of changes in demographic assumptions	(6)	(69)	4	(2)	(4)	(8)
- Effect of changes in financial assumptions	(122)	(425)	188	(13)	(24)	(7)
- Effect of experience adjustments	143	217	204	(20)	(2)	8
- Actual return on plan assets	(36)	303	(272)	–	–	–
- Effect of asset ceiling	14	(16)	(3)	–	–	–
Benefit amounts recognized on other of consolidated statement of comprehensive income	(7)	11	121	(35)	(30)	(6)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	216	284	376	(9)	(3)	25

Expected future cash outflows

The average duration of accrued benefits is approximately 10 years for defined pension benefits and 14 years for other benefits. TotalEnergies expects to pay contributions of $119 million in respect of funded pension plans in 2026.

Estimated future benefits either financed from plan assets or directly paid by the employer are detailed as follows:

Estimated future payments
(M$)	Pension benefits	Other benefits
2026	607	23
2027	630	23
2028	648	22
2029	635	22
2030	613	23
2031-2035	3,548	112

Type of assets

Asset allocation	Pension benefits
as of December 31,	2025	2024	2023
Equity securities	18%	17%	27%
Debt securities	43%	44%	47%
Monetary	2%	2%	2%
Annuity contracts	31%	32%	17%
Real estate	6%	5%	7%

Investments on equity and debt markets are quoted on active markets.

Main actuarial assumptions and sensitivity analysis

Assumptions used to determine benefits obligations:

	Pension benefits			Other benefits
As of December 31,	2025	2024	2023	2025	2024	2023
Discount rate (weighted average for all regions)	4.40%	4.30%	3.89%	4.47%	4.17%	4.26%
of which Euro zone	3.72%	3.49%	3.27%	3.67%	3.41%	3.30%
of which United States	4.75%	5.00%	4.50%	5.00%	5.00%	4.50%
of which United Kingdom	5.50%	5.50%	4.50%	–	–	–
Inflation rate (weighted average for all regions)	2.53%	2.54%	2.49%	–	–	–
of which Euro zone	2.00%	1.98%	2.24%	–	–	–
of which United States	2.50%	2.50%	2.50%	–	–	–
of which United Kingdom	3.00%	3.25%	3.00%	–	–	–

The discount rate retained is determined by reference to the high quality rates for AA-rated corporate bonds for a duration equivalent to that of the obligations. It derives from a benchmark per monetary area of different market data at the closing date.

Sensitivity to inflation in respect of defined benefit pension plans is not material in the United States.

A 0.5 point increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5 pt Increase	0.5 pt Decrease
Benefit obligation as of December 31, 2025	(453)	488

A 0.5 point increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5 pt Increase	0.5 pt Decrease
Benefit obligation as of December 31, 2025	258	(251)

10.2 Payroll and staff

For the year ended December 31,	2025	2024	2023
Personnel expenses (M$)
Wages and salaries (including social charges)	9,973	9,460	9,210
TotalEnergies employees at December 31,
France (DROM COM includ.)
● Management	15,067	15,101	14,675
● Other	20,357	20,779	20,831
International
● Management	20,504	20,318	19,470
● Other	45,585	46,689	47,603
TOTAL	101,513	102,887	102,579

The number of employees includes only employees of fully consolidated subsidiaries.